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                      METLIFE INVESTORS INSURANCE COMPANY

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE


                        SUPPLEMENT DATED APRIL 28,2008

                                      TO
              PROSPECTUSES DATED MAY 1, 2001 AND NOVEMBER 9, 2006
                        (CUSTOM-SELECT FLEX VUL/JSVUL)


This will supplement the prospectuses dated May 1, 2001 (as supplemented) and November 9, 2006 (as supplemented) for variable life insurance policies issued by Metlife Investors Variable Life Account One and Metlife Investors Variable Life Account Five, respectively. The following information is provided with respect to the investment options available effective on and after April 28, 2008, under the Flexible Premium Variable Life Insurance Policy and the Flexible Premium Joint and Last Survivor Variable Life Insurance Policy (each, the "Policy") issued by MetLife Investors Insurance Company.


The corresponding sections of the prospectus are supplemented or modified as follows:
PURCHASES

PREMIUMS


If you send premium payments or transaction requests to an address other than the one we have designated for receipt of such payments or requests, we may return the premium payment to you, or there may be a delay applying the payment or transaction to your Policy.


INVESTMENT FUNDS

The Policy offers the investment funds which are listed below. Appendix B contains a summary of investment objectives and subadvisers, if any, for each investment fund. Additional investment funds may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT METLIFE INVESTORS, P.O. BOX 990090, HARTFORD, CT 06199-0900, 1-800-638-9294. YOU CAN
ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.


AIM VARIABLE INSURANCE FUNDS
(SERIES I SHARES)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


 AIM V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


Franklin Templeton Variable Insurance Products Trust currently consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 1 portfolio available under the policy:


 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST
(CLASS A)

Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the contract:


 Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate
   Portfolio)
 Lazard Mid Cap Portfolio
 Legg Mason Partners Aggressive Growth Portfolio

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio

 Lord Abbett Mid Cap Value Portfolio

 Met/AIM Small Cap Growth Portfolio

 MFS(R) Emerging Markets Equity Portfolio

 MFS(R) Research International Portfolio


 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

 Van Kampen Mid Cap Growth Portfolio



SUPP-408 VUL                           1


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METROPOLITAN SERIES FUND, INC. (CLASS A)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A portfolios are available under the contract:

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

 Putnam VT Growth and Income Fund
 Putnam VT Vista Fund

MARKET TIMING


The second paragraph of this section is revised to read as follows:



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth Fund, Templeton Foreign Securities Fund, Clarion Global Real Estate Portfolio, Met/AIM Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Research International Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and T. Rowe Price Small Cap Growth Portfolio) and we monitor transfer activity in those investment funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment fund, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Cash Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

The following is added under OTHER INFORMATION--DISTRIBUTOR in the prospectus:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


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APPENDIX B
PARTICIPATING INVESTMENT FUNDS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment fund available under the policy. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
AIM VARIABLE INSURANCE FUNDS
(SERIES 1 SHARES):


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the policy:


AIM V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 1 portfolio available under the policy:


TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: Seeks long-term capital growth.


MET INVESTORS SERIES TRUST (CLASS A):

Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of MetLife Investors. Met Investors Advisory LLC has engaged subadvisers to provide investment advice for the individual portfolios. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A portfolios are available under the policy:


CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities, L.P.

INVESTMENT OBJECTIVE: Seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.


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MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: Seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

VAN KAMPEN MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)


INVESTMENT OBJECTIVE: Seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Adviser, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the policy:

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: Seeks a competitive total return primarily from investing in fixed-income securities.


BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PUTNAM VARIABLE TRUST (CLASS IA):

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the policy:

PUTNAM VT GROWTH AND INCOME FUND


INVESTMENT OBJECTIVE: Seeks capital growth and current income.


PUTNAM VT VISTA FUND


INVESTMENT OBJECTIVE: Seeks capital appreciation.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II: DWS Government & Agency Securities VIP and DWS Dreman Small Cap Value VIP (closed effective May 1, 2002); (b) AIM Variable Insurance Products: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2006 and subsequently substituted).

Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) was

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replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors
Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund,
Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); and Mutual Shares Securities Fund was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST;
(d) Goldman Sachs Variable Insurance Trust ("GSVIT"): GSVIT Growth and Income Fund (closed effective March 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of MIST; and GSVIT International Equity Fund (closed effective March 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (e) Liberty Variable Investments: the Newport
Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST;
(f) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF;
and the MFS(R) Strategic Income Series was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) of MSF; (g) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio
(Class A) of MSF; and (h) Putnam Variable Trust (Class IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of MIST; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was closed.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust and the MFS New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio of the Met Investors Series Trust; (c) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS Research International Portfolio (Class A) of the Met Investors Series Trust;
(d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were replaced: (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) was replaced with the Met/AIM Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust; and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust was merged into the Lazard Mid-Cap Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESES DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

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